Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [Line Items]
Description of adjustments for impairment loss recognized in profit or loss goodwill	An allowance has also been made for the present value of profits from expected new business in the next 3 years
Impairment loss recognized period intangible assets and goodwill	3 years
Adjustments for impairment loss recognized in profit or loss, goodwill	€ 79
Unallocated goodwill	1,385
United States [member] | Annuities cash generating units [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit	129	€ 133
United States [member] | Retirement plans cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit	€ 72	€ 75
Future servicing rights [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period	10 to 30 years
Remaining average amortization period	12 years	12 years
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period	3 to 5 years
Remaining average amortization period	no
Goodwill [member] | Top of range [member] | Transamerica Corporation [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate	4.63%
Period over which economic available capital is calculated	30 years
Goodwill [member] | Bottom of range [member] | Transamerica Corporation [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate	5.53%
Period over which economic available capital is calculated	1 month